Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Digital Financial Services	Other Services	Total
	$	$	$

Balance as of January 1, 2023	97,214	132,994	230,208
Impairment	–	(117,875)	(117,875)
Foreign currency translation	873	(424)	449

Balance as of December 31, 2023	98,087	14,695	112,782
Foreign currency translation	(4,443)	(714)	(5,157)

Balance as of December 31, 2024	93,644	13,981	107,625